Document and Entity Information	Jan. 31, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001839839
Current Fiscal Year End Date	--01-01
Document Type	8-K
Document Period End Date	Jan. 31, 2024
Entity Registrant Name	Janus International Group, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40456
Entity Tax Identification Number	86-1476200
Entity Address, Address Line One	135 Janus International Blvd.
Entity Address, City or Town	Temple
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30179
City Area Code	(866)
Local Phone Number	562-2580
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	JBI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false